Commitments - Related Party	6 Months Ended
Jun. 30, 2011
Commitments - Related Party [Abstract]
Commitments - Related Party
Note 5 Commitments - Related Party

On February 1, 2010, the Company entered into a consulting agreement with Exit 21 Global Solutions, LLC, an entity controlled by the Company's Chief Executive Officer and Chief Operating Officer, to assist the Company in the development of a clothing line. The contract had both cash and non-cash components for compensation. The agreement was initially for six months. Under the terms of the agreement, total cash compensation due was $314,860.  As of June 30, 2011, the contract had been paid in full.

In connection with the agreement, the Company also issued 500,000 shares, having a fair value of $50,000 ($0.10/share), based upon recent cash offerings to third parties.

On May 3, 2010, the parties extended the agreement until May 31, 2011. The amendment has both cash and non-cash components for compensation. The total cash compensation is $780,000 which is to be paid in monthly increments of $65,000 from June 1, 2010 through May 1, 2011.  In June 2011, the parties agreed to waive the cash payments for the months of March, April and May 2011, thereby reducing the cash compensation to $585,000. At June 30, 2011, $195,000 had been paid and the past due balance, of $390,000, is included in accounts payable - related party.  In July 2011, an additional $200,000 was paid  leaving a balance of 190,000.

In connection with the amendment, during 2010, the Company issued 1,500,000 shares of common stock having a fair value of $150,000 ($0.10/share), based upon recent cash offerings to third parties.

On June 1, 2011, the related party entered into a new consulting agreement to assist the Company in the continued development and production of the clothing line and to provide outsourced CEO and COO consulting services. The contract had both cash and non-cash components for compensation. The total cash compensation is $350,000 which is to be paid in monthly increments of $50,000 from June 1, 2011 through December 31, 2011. At June 30, 2011, the initial monthly payment of $50,000 had been paid.  In July 2011, an additional $50,000 was paid.

In connection with the agreement, on July 1, 2011 the Company issued options to purchase 600,000 shares of common stock, having a fair value of approximately $1,360,000.

The Company applied fair value accounting for all share based payment awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes assumptions used is as follows:

Exercise price	$ 2.26
Expected dividends	0%
Expected volatility	236%
Risk fee interest rate	3.22%
Expected life of option	10 years
Expected forfeitures	0%

Vendor Concentration

As of June 30, 2011 and December 31, 2010 this vendor represents 98% and 87% of accounts payable, respectively.